Stock and Incentive Programs	12 Months Ended
Dec. 31, 2017
Share Based Compensation [Abstract]
Stock and Incentive Programs

Note 16. Stock and Incentive Programs

General Terms of the Awards

The Company’s employees participate in the Company’s 2016 Performance Incentive Plan (the “2016 PIP”). Under the 2016 PIP, the Company may grant cash or bonus awards, stock options, stock appreciation rights, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), performance awards or combinations thereof to certain officers, directors and key employees. The Human Resources Committee of the Company’s Board of Directors has discretion to establish the terms and conditions for grants, including the number of shares, vesting and required service or other performance criteria. The maximum term of any award under the 2016 PIP is ten years.  Options generally expire ten years from the date of grant or five years after the date of retirement, whichever is earlier.

The rights granted to the recipient of RSAs, RSUs and performance restricted stock (“PRS”) generally accrue ratably over the restriction or vesting period, which is generally three years. RSUs and RSAs are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of the Company. Compensation expense is based on the fair market value of the awards on the date of grant expensed ratably over the periods during which restrictions lapse.

Prior to the separation, RRD maintained an incentive stock program for certain individuals, including the Company’s employees. A portion of the Company’s employees participated in RRD’s non-qualified stock options, RSUs and performance share units (“PSUs”) programs.  Share based compensation expense included expense attributable to the Company based on the award terms previously granted to the Company’s employees and an allocation of compensation expense associated with RRD’s corporate and shared functional employees.  As the share-based compensation plans were RRD’s plans, the amounts were recognized through net parent company investment on the combined balance sheets. In periods after the separation, the Company records share-based compensation expense relating to LSC Communications, RRD and Donnelley Financial awards held by its employees, officers and directors.

In connection with the separation, outstanding RRD stock options, RSUs and PSUs previously issued under RRD’s incentive stock program were adjusted and converted into new LSC Communications stock-based awards or a basket of LSC Communications, RRD and Donnelley Financial stock-based awards using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the separation.

At the separation date, outstanding RRD options related to the 2009, 2010, 2011, and 2012 grants were modified and converted into stock options in all three companies at a conversion rate outlined in the separation and distribution agreement. Outstanding RRD RSUs granted in 2013 and 2014 were modified and converted into RSUs in all three companies as outlined in the separation and distribution agreement.  Outstanding RRD RSUs related to 2015 and 2016 grant dates were converted into RSUs in the company that the grantees were employed by at the separation date.

Modifications were made to the RRD PSUs so that as of the separation date, the performance period for the 2014 and 2015 PSU grants ended.  The applicable performance was measured as of the separation date against revised cumulative free cash flow targets approved by the RRD Board of Directors. The 2014 PSUs converted into RSUs in all three companies in accordance with the separation and distribution agreement. The 2015 PSUs converted into RSUs in the company that the grantees were employed by at the separation date.

Share-Based Compensation Expense

Total compensation expense related to all share based compensation plans for the Company’s employees, officers and directors was $13 million and $8 million for the years ended December 31, 2017 and 2016.  The expense in 2016 includes $5 million of expense allocated from RRD prior to the separation.  The Company was allocated share-based compensation expense from RRD related to all share-based compensation plans of $6 million for the year ended December 31, 2015.  There were net tax benefits of $2 million, $3 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Stock Options

There were no options granted during the years ended December 2017, 2016 and 2015.

A summary of the Company’s stock option activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors as of December 31, 2017 and 2016 and changes during the year ended December 31, 2017 is presented below.

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2016	299	$25.32	3.3	$2
Cancelled/forfeited/expired	(2)	—
Outstanding at December 31, 2017	297	25.32	2.3	—
Vested and expected to vest at December 31, 2017	297	25.32	2.3	—
Exercisable at December 31, 2017	297	$25.32	2.3	$—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on December 31, 2017 and 2016, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on December 31, 2017 and 2016. This amount will change in future periods based on the fair market value of LSC Communications stock and the number of options outstanding. Total intrinsic value of options exercised for the years ended December 31, 2017 and 2016 was de minimis.

There was no compensation expense related to stock options for the year ended December 31, 2017.  Compensation expense for the years ended December 31, 2016 and 2015 was de minimis.

Restricted Stock Units

A summary of the Company’s RSU activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors as of December 31, 2017 and 2016 and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	652	$28.39
Granted	145	28.94
Vested	(86)	27.22
Forfeited	(7)	29.45
Nonvested at December 31, 2017	704	$28.64

During the year ended December 31, 2017, 145,120 RSUs were granted to certain executive officers and senior management. The shares are subject to time-based vesting and will cliff vest on March 2, 2020. The total potential payout for the awards is 139,090 shares as of December 31, 2017.  The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.  These awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death, permanent disability or retirement of the grantee or change of control of the Company.

Compensation expense related to LSC Communications, RRD and Donnelley Financial RSUs held by Company employees, officers and directors was $9 million, $7 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, there was $7 million of unrecognized share-based compensation expense related to approximately 0.7 million RSUs, with a weighted-average grant date fair value of $28.64, that are expected to vest over a weighted average period of 1.0 years.

Restricted Stock Awards

A summary of RSA activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	159	$26.26
Granted	9	26.26
Vested	(56)	26.26
Nonvested at December 31, 2017	112	$26.26

Compensation expense related to RSAs for the years ended December 31, 2017 and 2016 was $1 million and a de minimis amount, respectively.  As of December 31, 2017, there was $2 million of unrecognized compensation expense related to RSAs, which is expected to be recognized over a weighted average period of 1.8 years.

Performance Restricted Stock

A summary of PRS activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year months ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	266	$26.26
Granted	45	28.94
Vested	(89)	26.26
Nonvested at December 31, 2017	222	$26.80

During the years ended December 31, 2017 and 2016, 44,760 and 266,072 shares of PRS were granted to certain executive officers, payable upon the achievement of certain established performance targets. The performance periods for the shares awarded in 2017 and 2016 are January 1, 2017 to December 31, 2017 and October 1, 2016 to September 30, 2019, respectively.  In addition to being subject to achievement of the performance target, the shares awarded in 2017 are also subject to time-based vesting on March 2, 2020.  In addition to being subject to achievement of the performance target, the shares awarded in 2016 are also subject to time-based vesting in 3 even tranches on October 1, 2017, October 1, 2018 and October 1, 2019. 88,687 shares vested on October 1, 2017.  For all awards, the performance-based vesting and the time-based vesting must be met for the PRS to vest.

The fair value of these awards was determined on the date of grant based on the Company’s stock price.  These awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death, permanent disability or retirement of the grantee or change of control of the Company.

Compensation expense for the awards granted during the year ended December 31, 2017 is being recognized based on an estimated payout of 44,760 shares. Compensation expense for the awards granted during the year ended December 31, 2016 is being recognized based on an estimated payout of 266,072 shares.  Compensation expense related to PRS for the years ended December 31, 2017 and 2016 was $3 million and $1 million, respectively. As of December 31, 2017, there was $5 million of unrecognized compensation expense related to PRS, which is expected to be recognized over a weighted average period of 1.8 years.

Performance Share Units

A summary of PSU activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	—	$—
Granted	29	26.72
Nonvested at December 31, 2017	29	$26.72

During the year ended December 31, 2017, 28,520 PSUs were granted to certain members of senior management, payable upon the achievement of certain established performance targets. The performance period for the shares is January 1, 2017 to December 31, 2017.  In addition to being subject to achievement of the performance target, the shares are also subject to time-based vesting on March 2, 2020.  Both the performance-based vesting and the time-based vesting must be met for the PSUs to vest.

The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.  These awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death, permanent disability or retirement of the grantee or change of control of the Company.

Compensation expense for the awards granted during the year ended December 31, 2017 is being recognized based on an estimated payout of 28,520 shares.  There was a de minimis amount of compensation expense related to PSUs for the year ended December 31, 2017. As of December 31, 2017, there was $1 million of unrecognized compensation expense related to PSUs, which is expected to be recognized over a weighted average period of 2.2 years.